Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Liabilities, Fair Value		$ 2,160
Corporate Debt Securities [Member]
Assets:
Assets, Fair Value	$ 70,513	10,467
Convertible Notes [Member]
Liabilities:
Liabilities, Fair Value		1,044
Warrant Liability [Member]
Liabilities:
Liabilities, Fair Value		$ 1,116
Level 1 [Member]
Liabilities:
Liabilities, Fair Value
Level 1 [Member] | Corporate Debt Securities [Member]
Assets:
Assets, Fair Value
Level 1 [Member] | Convertible Notes [Member]
Liabilities:
Liabilities, Fair Value
Level 1 [Member] | Warrant Liability [Member]
Liabilities:
Liabilities, Fair Value
Level 2 [Member]
Liabilities:
Liabilities, Fair Value
Level 2 [Member] | Corporate Debt Securities [Member]
Assets:
Assets, Fair Value	$ 70,513	$ 10,467
Level 2 [Member] | Convertible Notes [Member]
Liabilities:
Liabilities, Fair Value
Level 2 [Member] | Warrant Liability [Member]
Liabilities:
Liabilities, Fair Value
Level 3 [Member]
Liabilities:
Liabilities, Fair Value		$ 2,160
Level 3 [Member] | Corporate Debt Securities [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Convertible Notes [Member]
Liabilities:
Liabilities, Fair Value		$ 1,044
Level 3 [Member] | Warrant Liability [Member]
Liabilities:
Liabilities, Fair Value		$ 1,116